BANK CREDIT AND LOANS (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Bank Credit and Loans
	June 30,	December 31,
	2016	2015
	Unaudited

Convertible note from shareholders	$3,277	$3,090
Less: debt discount	(123)	(1,456)

	$3,154	$1,634

Schedule of Bank Credit
	June 30,	December 31,
	2016	2015
	Unaudited
Bank Credit	$1,322	$2,416